Significant Accounting Policies and Basis of Preparation (Details 1)	Jun. 30, 2019 CAD ($)
Significant Accounting Policies and Basis of Preparation [Abstract]
Operating lease commitment at December 31, 2018 as disclosed in the Company�s consolidated financial statement	$ 2,148,834
Discounted using the incremental borrowing rate at January 1, 2019	178,677
Finance lease liabilities recognized at December 31, 2018	1,970,157
Extension options reasonably certain to be exercised	136,809
Lease liabilities recognized at January 1, 2019	$ 2,106,966